UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number:  811-1474

                            INVESCO Stock Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                4350 South Monaco Street, Denver, Colorado 80237
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Glen A. Payne, Esq., 4350 South Monaco Street, Denver, Colorado 80237
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 720-624-6300

Date of fiscal year end: April 30, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORT TO SHAREHOLDERS

APRIL 30, 2003

ANNUAL REPORT

MID-CAP GROWTH FUND

INVESCO STOCK FUNDS, INC.

"...WE BELIEVE THE PORTFOLIO IS WELL POSITIONED TO DELIVER ON ITS OBJECTIVES IN THE COMING YEAR."
SEE PAGE 5

[INVESCO ICON]  INVESCO(R)

[PHOTOGRAPH OF RAYMOND R. CUNNINGHAM OMITTED]

WHEN MARKETS ARE ON THE MEND, MID-CAPS SHOW THEIR MUSCLE

FELLOW SHAREHOLDER:

If you're like me, you've been frustrated by stock market performance over the past few years. Consider what we've gone through: An unusual manufacturing-driven recession, terrorist attacks on U.S. soil, numerous corporate accounting scandals, soaring oil prices, a war in Afghanistan, and another war in the Persian Gulf. It's hard for me to identify a more tumultuous three-year period in the post-World War II era than what we've faced since the turn of the millennium.

Lately, however, I've been wondering if the end is finally in sight. Consider that interest rates remain at historically low levels. And the Bush administration is focused on cultivating additional fiscal stimuli. More than anything, with the war in Iraq effectively over, consumer confidence could continue to improve, which could translate into better corporate profits.

If the economy is in the early stages of recovery, mid-cap stocks are a nice place to be. Ibbotson Associates reports that, since 1954, small- and mid-cap stocks have led the broad market in the year following the onset of economic expansion seven out of eight times.

Of course, there are no guarantees that this trend will repeat itself. And frankly, we cannot even be certain when the economy or stocks will recover. But if this trend persists when the economy improves, mid-cap stocks may be well positioned to benefit from rising markets.

Portfolio Manager Tim Miller focuses INVESCO Mid-Cap Growth Fund's assets in companies that he describes as "core" mid-cap growth franchises. By his definition, core franchises possess leading market positions in growing
industries,   experienced   management  teams,  and  solid  balance  sheets.  By
emphasizing core mid-cap growth franchises, Tim aims to deliver competitive returns during rising markets, while simultaneously tempering volatility when markets become rocky.

Tim's strategy has worked well compared to the fund's benchmark during the past year.

For a more detailed account of how the fund weathered this challenging year, turn to page 3.

Sincerely,

/s/Raymond R. Cunningham
------------------------
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

"OUR FOCUS REMAINS ON CORE MID-CAP GROWTH FRANCHISES THAT WE DETERMENIE POSSESS LEADING MARKET POSITIONS, STRONG BALANCE SHEETS, AND EXPERIENCED MANAGEMENT TEAMS."

 - PAGE 5

TABLE OF CONTENTS

LETTER FROM THE PRESIDENT & CEO..........................1
FUND REPORTS.............................................3
MARKET HEADLINES.........................................6
INVESTMENT HOLDINGS......................................7
FINANCIAL STATEMENTS....................................11
NOTES TO FINANCIAL STATEMENTS...........................15
FINANCIAL HIGHLIGHTS....................................20
OTHER INFORMATION.......................................23


                           INVESCO MID-CAP GROWTH FUND
                                  TOTAL RETURN
                             PERIODS ENDED 4/30/03*

                                    Cumulative
Fund (Inception)                    6 months       1 year        Since Inception
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND -
INSTITUTIONAL CLASS (9/98)            4.19%       (15.06%)           7.75%+

MID-CAP GROWTH FUND-CLASS A
(WITH SALES CHARGE) (10/01)          (1.79%)      (20.04%)           0.81%+

MID-CAP GROWTH FUND-CLASS A (10/01)   3.94%       (15.38%)           4.51%+

MID-CAP GROWTH FUND-CLASS B
(WITH CDSC) (10/01)                  (1.43%)      (20.95%)           1.17%+

MID-CAP GROWTH FUND-CLASS B (10/01)   3.57%       (15.95%)           3.67%+

MID-CAP GROWTH FUND-CLASS C
(WITH CDSC) (10/01)                   2.59%       (17.31%)           3.30%+

MID-CAP GROWTH FUND-CLASS C (10/01)   3.59%       (16.31%)           3.30%+

MID-CAP GROWTH FUND -
INVESTOR CLASS (9/02)                 3.94%         N/A              8.58%#

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUND'S CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUND'S CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS, INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS AND ARE OFFERED TO INVESTORS GRANDFATHERED AS OF APRIL 1, 2002.

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

+AVERAGE ANNUALIZED

#NOT ANNUALIZED

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R) MID-CAP GROWTH FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

The bear market in stocks continued during the fiscal year, as investors were fed a steady diet of unnerving events. With corporate accounting scandals, deteriorating business conditions, and war in Iraq rocking investors at every turn, investors pursued vehicles with defensive characteristics. Consequently, bonds and less economically sensitive stocks outperformed their more aggressive counterparts. During the second half of the fiscal year, market tone improved modestly. For example, during the fourth quarter of 2002, optimism about the economy spurred stocks higher, particularly technology and telecommunications shares. And as the war in Iraq came to a quick resolution, markets reacted enthusiastically. But these isolated periods of strength were short-lived and were offset by declines seen during the first half of the fiscal period.

The fund's focus on core mid-cap growth franchises worked relatively well during this challenging period. For the year ended April 30, 2003, the value of the fund's Class A shares declined 15.38% (without sales charge), the loss was less severe than that posted by its benchmark, the Russell Midcap Growth Index,(R) which fell 16.67%. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

LINE GRAPH:  INVESCO MID-CAP GROWTH  FUND - INvestor CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Investor Class to the value of a $10,000 investment in the Russell Midcap Growth Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (9/02) through 4/30/03.

        INVESCO MID-CAP GROWTH FUND -           RUSSELL MIDCAP
        INSTITUTIONAL CLASS                     GROWTH INDEX(R)(2)

9/02    $10,000                                 $10,000
4/03    $10,858                                 $11,130

LINE GRAPH:  INVESCO MID-CAP GROWTH  FUND - INSTITUTIONAL CLASS GROWTH OF
             $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Institutional Class to the value of a $10,000 investment in the Russell Midcap Growth Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (9/98) through 4/30/03.

        INVESCO MID-CAP GROWTH FUND -           RUSSELL MIDCAP
        INSTITUTIONAL CLASS                     GROWTH INDEX(R)(2)

9/98    $10,000                                 $10,000
4/99    $12,750                                 $13,899
4/00    $19,060                                 $21,268
4/01    $16,468                                 $15,001
4/02    $16,646                                 $12,749
4/03    $14,139                                 $10,624

STRONG STOCK SELECTION IN HEALTH CARE BOLSTERED PERFORMANCE

The fund's margin of outperformance stemmed from strong stock selection in the health care and consumer discretionary sectors. In health care, two of the fund's larger holdings, pharmaceutical firm Forest Laboratories and equipment company Zimmer Holdings, managed to buck the weakness in the broad market and advance strongly.

In addition to strong stock selection, our sub-sector allocations also enhanced performance. Specifically, we significantly underweighted the biotechnology industry after determining that the group did not represent an attractive trade-off between risk and reward. This approach paid off, as several biotech companies struggled with regulatory approvals. Late in the period, after biotech stocks had fallen dramatically, we initiated several new positions and were immediately rewarded, as investors became more risk tolerant.

--------------------------------------------------------------------------------
                             MID-CAP GROWTH FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 4/30/03
--------------------------------------------------------------------------------

Whole Foods Market..............................2.69%
EchoStar Communications Class A Shrs............2.46%
Affiliated Computer Services Class A Shrs.......2.33%
Cox Communications Class A Shrs.................2.32%
Teva Pharmaceutical Industries Ltd
  Sponsored ADR Representing Ord Shrs...........2.26%
CH Robinson Worldwide...........................2.25%
Forest Laboratories.............................2.24%
Linear Technology...............................2.20%
Ambac Financial Group...........................2.09%
Donaldson Co....................................2.00%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

The news was not all positive in health care, however. The fund's health services stocks came under pressure after a leading health care service provider announced it was struggling with pricing pressures. Although the fund was not directly exposed to the company in question, our hospital operators and service providers lost ground in sympathy.

RETAILERS AND MEDIA COMPANIES FINISHED HIGHER

As mentioned, the consumer discretionary sector was another area of relative strength. Our holdings declined overall, but less steeply than the broader market. Standouts in the group included our media holdings, notably satellite television service provider EchoStar Communications and Cox Communications, both of which advanced. Food retailer, Whole Foods Market, which finished the period as the fund's largest holding, also contributed positively to results.

Other areas that added value were the fund's consumer staples, basic materials, and energy stocks. In energy, we adopted an overweight posture relative to the sector early in the period, after recognizing that prices of the underlying commodities were likely higher. Our rationale was rooted in the belief that any economic improvement would support higher oil and natural gas prices.
Furthermore, rising tensions in the Persian Gulf could result in supply disruptions, potentially sending crude prices even higher. Although the economy continued to languish, commodity prices rose anyway, and our holdings benefited, particularly Apache Corp and EOG Resources.

LINE GRAPH:  INVESCO MID-CAP GROWTH  FUND -CLASS A, B & C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund -Class A to the value of a $10,000 investment in the Russell Midcap Growth Index(R)(2), the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Class B to the value of $10,000 investment in the Russell Midcap Growth Index(R)(2), and the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Class C to the value of a $10,000 investment in the Russell Midcap Growth Index(R)(2) assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Mid-Cap Fund - Class A, Class B, and Class C inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (10/02/01) through 4/30/03.

        INVESCO MID-CAP GROWTH FUND -     INVESCO MID-CAP GROWTH FUND -      INVESCO MID-CAP GROWTH FUND -     RUSSELL MIDCAP GROWTH
        CLASS A                           CLASS B                            CLASS C                           INDEX(2)
10/01   $10,000                           $10,000                            $10,000                           $10,000
4/02    $11,970                           $12,593                            $12,576                           $11,983
4/03    $10,129                           $10,185                            $10,525                           $ 9,985

FUND MANAGEMENT

[PHOTOGRAPH OF TIMOTHY J. MILLER OMITTED]

TIMOTHY J. MILLER, CFA

CHIEF INVESTMENT OFFICER

TIM MILLER IS LEAD MANAGER OF INVESCO MID-CAP GROWTH FUND. HE ALSO SERVES AS INVESCO'S CHIEF INVESTMENT OFFICER AND LEADS THE INVESCO FUNDS GROWTH INVESTMENT MANAGEMENT TEAM. WITH MORE THAN 20 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE, TIM HAS BEEN INVESTING IN MID-CAP GROWTH STOCKS SINCE 1993. TIM HOLDS AN MBA FROM THE UNIVERSITY OF MISSOURI AT ST. LOUIS AND A BSBA FROM ST. LOUIS UNIVERSITY. HE IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

LATE GAINS IN TECHNOLOGY COULD NOT OFFSET EARLIER LOSSES

Meanwhile, the fund's technology weighting, which was approximately in line with that of our benchmark, detracted from performance. Although our holdings outperformed the broader tech sector, the fact that it was the fund's largest single sector weighting worked against us for most of the first half of the year. However, our tech exposure finished the second half of the fiscal period on positive ground, led by Internet software, computer, and semiconductor companies. Symantec Corp and BEA Systems were among the fund's best performing stocks for the fiscal year. Other areas of weakness included the fund's industrial stocks, notably commercial services stocks, such as the BISYS Group, and our overweight exposure to the financial services sector.

Going forward, even with the war behind us, we believe it will be three to six months before the economy sees meaningful improvement. Nevertheless, we believe the portfolio is well positioned to deliver on its objectives in the coming year. Our focus remains on core mid-cap growth franchises that we determine possess leading market positions, strong balance sheets, and experienced management teams.

This approach has served the fund's shareholders well, and we expect it will help manage volatility should it persist in the coming months. At the same time, we believe our holdings possess compelling growth prospects, which in our opinion may only improve as the economic recovery finds its footing.

PIE CHART:  MID-CAP GROWTH FUND
            INDUSTRY BREAKDOWN
            AS OF 10/31/01
            [PIE CHART]

            % OF TOTAL ASSETS
            Semiconductors......................................8.79%
            Pharmaceuticals.....................................5.56%
            Health Care Equipment...............................4.85%
            Cable & Satellite Operators.........................4.78%
            Banks...............................................4.05%
            Application Software................................4.33%
            Diversified Financial Services......................4.03%
            IT Consulting & Services............................3.83%
            Data Processing & Services..........................3.46%
            Broadcasting - Radio/TV.............................2.72%
            Other Industries...................................51.37%
            Net Cash & Cash Equivalents.........................1.62%

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE RUSSELL MIDCAP GROWTH INDEX(R) MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

MARKET HEADLINES

MARKET OVERVIEW

MAY 2002 THROUGH APRIL 2003

After two years of declines in the stock market, investors had hoped to see an improvement in 2002 -- or at least by the first quarter of 2003. Instead, the market continued downward, with the major stock indexes registering sharp losses for the 12-month period ended April 30, 2003.

There were a number of factors responsible for the decline. First, a series of corporate accounting scandals dominated the news well into summer 2002, tainting investors' perception of the market. Talk of Enron's collapse lingered -- and new scandals surrounding companies such as WorldCom Inc, Tyco International Ltd, and HealthSouth Corp followed. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding the U.S.'s intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged, as inventories were pressured by strikes in Venezuela, violence in Nigeria, and concerns over a potential war with Iraq.

In addition, a generally weak economy and disappointing corporate earnings were ongoing concerns. Although a few stock rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began on October 10, a week-long rally during the first days of January 2003, and a mini-rebound in mid-March on the heels of the long-awaited start to the war in Iraq -- they could not be sustained in such an uncertain environment.

Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis-point cut was implemented. Defensive investments like gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

As the fiscal period came to a close, investors were still seeking direction. On the one hand, some uncertainty was put to rest as the American-led coalition quickly liberated Iraq. However, new questions about the rebuilding process in post-war Iraq have surfaced. There are also concerns about the state of the U.S. economy. Investors will be watching to see whether corporate spending, consumer confidence, and other important measures improve as quickly as most analysts expect. Investors are also hoping that the newly elected Republican-majority Congress and President Bush's economic plan -- which includes a proposal for the elimination of individual taxes on dividends -- will foster business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will take some decisive and lasting signs of improvement before investors regain confidence.

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO STOCK FUNDS, INC.
APRIL 30, 2003
                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND
98.38  COMMON STOCKS & WARRANTS
0.78   ADVERTISING
       Omnicom Group                                        1,700  $    105,230
================================================================================
1.85   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                       5,600       248,640
================================================================================
1.96   APPAREL RETAIL
       TJX Cos                                             13,685       263,436
================================================================================
4.33   APPLICATION SOFTWARE
       BEA Systems(a)                                      15,900       170,289
       Intuit Inc(a)                                        4,750       184,205
       PeopleSoft Inc(a)                                    3,450        51,854
       Siebel Systems(a)                                   20,200       175,134
================================================================================
                                                                        581,482
4.66   BANKS
       Compass Bancshares                                   4,900       165,228
       M&T Bank                                               650        54,905
       Northern Trust                                       4,620       162,162
       TCF Financial                                        6,165       244,134
================================================================================
                                                                        626,429
1.77   BIOTECHNOLOGY
       Gilead Sciences(a)                                   5,150       237,621
================================================================================
2.72   BROADCASTING -- RADIO/TV
       Cox Radio Class A Shrs(a)                            2,200        50,182
       Entercom Communications Class A Shrs(a)              1,940        94,265
       Univision Communications Class A Shrs(a)             7,300       221,044
================================================================================
                                                                        365,491
4.78   CABLE & SATELLITE OPERATORS
       Cox Communications Class A Shrs(a)                   9,400       311,140
       EchoStar Communications Class A Shrs(a)             11,050       331,058
================================================================================
                                                                        642,198
0.73   CASINOS & GAMING
       Harrah's Entertainment(a)                            2,500        98,475
================================================================================
2.25   COMPUTER STORAGE & PERIPHERALS
       Brocade Communications Systems(a)                   11,680        67,394
       Network Appliance(a)                                17,725       235,388
================================================================================
                                                                        302,782
3.46   DATA PROCESSING SERVICES
       Fiserv Inc(a)                                        7,947       233,960
       Paychex Inc                                          7,425       231,215
================================================================================
                                                                        465,175

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

4.03   DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                4,817  $    281,072
       Moody's Corp                                         5,400       260,766
================================================================================
                                                                        541,838
2.44   EDUCATION SERVICES
       Apollo Group Class A Shrs(a)                         4,405       238,747
       ITT Educational Services(a)                          3,000        88,500
================================================================================
                                                                        327,247
0.60   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                          2,375        80,275
================================================================================
1.10   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Tech Data(a)                                         6,150       147,600
================================================================================
1.53   EMPLOYMENT SERVICES
       Robert Half International(a)                        12,600       205,128
================================================================================
2.69   FOOD RETAIL
       Whole Foods Market(a)                                6,095       361,799
================================================================================
0.92   GENERAL MERCHANDISE STORES
       Family Dollar Stores                                 3,600       123,084
================================================================================
2.31   HEALTH CARE DISTRIBUTORS & SERVICES
       Lincare Holdings(a)                                  5,625       170,831
       Patterson Dental(a)                                  3,475       139,591
================================================================================
                                                                        310,422
4.85   HEALTH CARE EQUIPMENT
       Biomet Inc                                           4,500       137,070
       Boston Scientific(a)                                 3,925       168,971
       Stryker Corp                                         2,000       134,020
       Zimmer Holdings(a)                                   4,500       211,050
================================================================================
                                                                        651,111
1.09   HEALTH CARE SUPPLIES
       Smith & Nephew PLC                                  22,000       146,711
================================================================================
1.62   HOTELS & RESORTS
       Expedia Inc(a)                                       1,250        72,237
       Expedia Inc Warrants(a) (Exp 2009)                     614        23,283
       Hotels.com Class A Shrs(a)                           1,700       121,720
================================================================================
                                                                        217,240
1.39   INDUSTRIAL GASES
       Praxair Inc                                          3,225       187,308
================================================================================
2.00   INDUSTRIAL MACHINERY
       Donaldson Co                                         6,715       268,063
================================================================================
1.43   INTEGRATED OIL & GAS
       Murphy Oil                                           4,600       191,590
================================================================================
0.79   INTERNET SOFTWARE & SERVICES
       Yahoo! Inc(a)                                        4,300       106,554
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

1.80   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Legg Mason                                           4,450  $    241,635
================================================================================
3.83   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)         6,555       312,673
       BISYS Group(a)                                      12,000       202,560
================================================================================
                                                                        515,233
1.40   LEISURE PRODUCTS
       Mattel Inc                                           8,650       188,051
================================================================================
1.48   LIFE & HEALTH INSURANCE
       AFLAC Inc                                            6,090       199,204
================================================================================
0.41   MANAGED HEALTH CARE
       First Health Group(a)                                2,185        54,734
================================================================================
1.49   METAL & GLASS CONTAINERS
       Ball Corp                                            3,575       200,772
================================================================================
1.11   MOTORCYCLE MANUFACTURERS
       Harley-Davidson Inc                                  3,360       149,318
================================================================================
0.46   OIL & GAS DRILLING
       Nabors Industries Ltd(a)                             1,590        62,328
================================================================================
2.60   OIL & GAS EQUIPMENT & SERVICES
       Smith International(a)                               4,700       167,132
       Weatherford International Ltd(a)                     4,545       182,845
================================================================================
                                                                        349,977
1.60   OIL & GAS EXPLORATION, PRODUCTION
          & TRANSPORTATION
       Apache Corp                                          2,257       129,213
       EOG Resources                                          300        11,214
       Kerr-McGee Corp                                      1,775        74,745
================================================================================
                                                                        215,172
5.56   PHARMACEUTICALS
       Barr Laboratories(a)                                 2,550       141,780
       Forest Laboratories(a)                               5,830       301,528
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                              6,500       303,550
================================================================================
                                                                        746,858
2.15   SEMICONDUCTOR EQUIPMENT
       KLA-Tencor Corp(a)                                   4,200       172,200
       Teradyne Inc(a)                                     10,000       116,000
================================================================================
                                                                        288,200
8.79   SEMICONDUCTORS
       Altera Corp(a)                                      16,125       254,936
       Linear Technology                                    8,570       295,408
       Maxim Integrated Products                            6,185       243,009
       Microchip Technology                                10,025       208,420
       Xilinx Inc(a)                                        6,600       178,662
================================================================================
                                                                      1,180,435

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------
1.57   SOFT DRINKS
       Pepsi Bottling Group                                10,250  $    210,535
================================================================================
1.72   SPECIALTY STORES
       Bed Bath & Beyond(a)                                 5,845       230,936
================================================================================
1.44   SYSTEMS SOFTWARE
       Symantec Corp(a)                                     4,400       193,380
================================================================================
0.64   TRADING COMPANIES & DISTRIBUTORS
       Fastenal Co                                          2,475        85,610
================================================================================
2.25   TRUCKING
       CH Robinson Worldwide                                8,201       301,715
================================================================================
       TOTAL COMMON STOCKS & WARRANTS
         (COST $12,626,216)                                          13,217,022
================================================================================
7.49   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         4/30/2003 due 5/1/2003 at 1.260%, repurchased
         at $1,006,035 (Collateralized by Federal Home
         Loan Bank, Bonds, due 4/13/2004
         at 1.360%, value $1,026,535)
         (Cost $1,006,000)                            $ 1,006,000     1,006,000
================================================================================
105.87 TOTAL INVESTMENTS AT VALUE
        (COST $13,632,216)                                           14,223,022
================================================================================
(5.87) OTHER ASSETS LESS LIABILITIES                                   (788,015)
================================================================================
100.00 NET ASSETS AT VALUE                                         $ 13,435,007
================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
INVESCO STOCK FUNDS, INC.
APRIL 30, 2003

                                                                        MID-CAP
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                    $    13,632,216
================================================================================
  At Value(a)                                                   $    14,223,022
Receivables:
  Investment Securities Sold                                             68,814
  Fund Shares Sold                                                       57,505
  Dividends and Interest                                                  4,636
Prepaid Expenses and Other Assets                                        24,326
================================================================================
TOTAL ASSETS                                                         14,378,303
================================================================================
LIABILITIES
Payables:
  Custodian                                                               5,664
  Investment Securities Purchased                                       619,481
  Fund Shares Repurchased                                               306,186
Accrued Distribution Expenses
  Investor Class                                                            480
  Class A                                                                 1,554
  Class B                                                                 1,700
  Class C                                                                 1,616
Accrued Expenses and Other Payables                                       6,615
================================================================================
TOTAL LIABILITIES                                                       943,296
================================================================================
NET ASSETS AT VALUE                                             $    13,435,007
================================================================================
NET ASSETS
Paid-in Capital(b)                                              $    15,596,161
Accumulated Undistributed Net Investment Loss                              (102)
Accumulated Undistributed Net Realized Loss
  on Investment Securities                                           (2,751,873)
Net Appreciation of Investment Securities                               590,821
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding           $    13,435,007
================================================================================
NET ASSETS AT VALUE:
  Institutional Class                                           $     1,110,570
================================================================================
  Investor Class                                                $     2,536,022
================================================================================
  Class A                                                       $     5,586,826
================================================================================
  Class B                                                       $     2,138,695
================================================================================
  Class C                                                       $     2,062,894
================================================================================
Shares Outstanding
  Institutional Class                                                    87,547
  Investor Class                                                        200,289
  Class A                                                               441,788
  Class B                                                               171,210
  Class C                                                               166,147
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO STOCK FUNDS, INC.
APRIL 30, 2003
                                                                        MID-CAP
                                                                         GROWTH
                                                                           FUND
                                                                     (CONTINUED)
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
  Institutional Class, Offering and Redemption Price
    per Share                                                   $         12.69
  Investor Class, Offering and Redemption Price per Share       $         12.66
  Class A
    Redemption Price per Share                                  $         12.65
    Offering Price per Share (Maximum sales charge of 5.50%)    $         13.39
  Class B, Offering and Redemption Price per Share              $         12.49
  Class C, Offering and Redemption Price per Share              $         12.42
================================================================================

(a) Investment securities at cost and value at April 30, 2003 includes a repurchase agreement of $1,006,000.

(b) The INVESCO Stock Funds, Inc. have 10 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1.2 billion have been allocated to Mid-Cap Growth Fund: 200 million to each Class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO STOCK FUNDS, INC.
YEAR ENDED APRIL 30, 2003 (NOTE 1)
                                                                        MID-CAP
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                       $        40,884
Interest                                                                  8,950
  Foreign Taxes Withheld                                                   (164)
================================================================================
  TOTAL INCOME                                                           49,670
================================================================================
EXPENSES
Investment Advisory Fees                                                100,996
Distribution Expenses                                                    50,073
Transfer Agent Fees                                                      29,391
Administrative Services Fees                                             14,545
Custodian Fees and Expenses                                              10,914
Directors' Fees and Expenses                                              5,315
Professional Fees and Expenses                                           42,636
Registration Fees and Expenses
  Institutional Class                                                    12,387
  Investor Class                                                          8,168
  Class A                                                                 4,042
  Class B                                                                 3,096
  Class C                                                                 3,220
Reports to Shareholders                                                  41,888
Other Expenses                                                            4,692
================================================================================
  TOTAL EXPENSES                                                        331,363
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser          (149,818)
  Fees and Expenses Paid Indirectly                                        (178)
================================================================================
    NET EXPENSES                                                        181,367
================================================================================
NET INVESTMENT LOSS                                                    (131,697)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                             (647,698)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                                (379,521)
  Foreign Currency Transactions                                            (703)
================================================================================
    Total Change in Net Appreciation/Depreciation                      (380,224)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                  (1,027,922)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $    (1,159,619)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
MID-CAP GROWTH FUND

                                                            YEAR ENDED APRIL 30
--------------------------------------------------------------------------------
                                                           2003            2002
                                                        (Note 1)        (Note 1)
OPERATIONS
Net Investment Loss                               $    (131,697)  $    (135,468)
Net Realized Loss                                      (647,698)        (39,450)
Change in Net Appreciation/Depreciation                (380,224)     (1,601,251)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS           (1,159,619)     (1,776,169)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                                   700,351       1,199,412
  Investor Class                                      8,614,158              --
  Class A                                             4,762,893       2,532,399
  Class B                                             1,554,913       1,061,283
  Class C                                             2,630,204         718,705
================================================================================
                                                     18,262,519       5,511,799
Amounts Paid for Repurchases of Shares
  Institutional Class                                (1,639,112)    (16,398,485)
  Investor Class                                     (6,157,356)             --
  Class A                                            (1,361,959)        (75,190)
  Class B                                              (343,659)            (24)
  Class C                                              (951,662)       (217,592)
================================================================================
                                                    (10,453,748)    (16,691,291)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        7,808,771     (11,179,492)
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS               6,649,152     (12,955,661)
NET ASSETS
Beginning of Period                                   6,785,855      19,741,516
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income (Loss) of ($102) and $0,
  respectively)                                   $  13,435,007   $   6,785,855
================================================================================

             ------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
  Institutional Class                                    47,746          81,292
  Investor Class                                        705,662              --
  Class A                                               378,737         180,865
  Class B                                               125,030          74,415
  Class C                                               210,430          50,055
================================================================================
                                                      1,467,605         386,627
Shares Repurchased
  Institutional Class                                  (130,099)     (1,246,928)
  Investor Class                                       (505,373)             --
  Class A                                              (112,659)         (5,155)
  Class B                                               (28,233)             (2)
  Class C                                               (78,976)        (15,362)
================================================================================
                                                       (855,340)     (1,267,447)
NET INCREASE (DECREASE) IN FUND SHARES                  612,265        (880,820)
================================================================================

See Notes to Financial Statements

INVESCO STOCK FUNDS, INC. -- MID-CAP GROWTH FUND

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Stock Funds, Inc. is incorporated in Maryland and presently consists of eight separate Funds:
Basic Value Fund, Dynamics Fund, Growth Fund, Growth & Income Fund, Mid-Cap Growth Fund (hereafter referred to as the "Fund"), S&P 500 Index Fund, Small Company Growth Fund and Value Equity Fund. The other funds are presented in separate reports to shareholders. The investment objective of the Fund is to seek long-term capital growth by investing in companies with medium size market capitalizations. INVESCO Stock Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

At a special meeting held on September 14, 2001, shareholders approved an Agreement and Plan of Reorganization and Liquidation by which Pell Rudman Mid-Cap Growth Portfolio reorganized into the Fund. Effective October 2, 2001, prior shareholders of the Pell Rudman Mid-Cap Growth Portfolio received Institutional Class shares of the Fund. Effective October 2, 2001, the Fund began offering Class A, Class B and Class C shares. Class K shares were effective December 31, 2001. Effective September 4, 2002, the Fund began offering Investor Class shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

The Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

At a special meeting held on August 7, 2002, shareholders of the Fund approved an Agreement and Plan of Conversion and Termination providing for the conversion of the Fund from a separate series of INVESCO Counselor Series Funds, Inc. to a newly-created separate series of INVESCO Stock Funds, Inc., effective November 30, 2002. Effective May 1, 2003, the Fund's fiscal year end will change from April 30 to July 31.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subesequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended April 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at April 30, 2003 include:

   Cost of Investments for Tax Purposes                                       $  13,867,536
                                                                              ==============

   Gross Tax Unrealized Appreciation                                          $   1,360,580
   Gross Tax Unrealized Depreciation                                              1,005,094
                                                                              --------------
   Net Tax Appreciation on Investments                                        $     355,486
                                                                              ==============
   Accumulated Capital Loss Carryovers                                        $  (2,205,361)
   Cumulative Effect of Other Timing Differences                                   (311,294)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciaton/depreciation on investments excludes the effect of foreign currency transactions.

Capital loss carryovers expire in the years 2010 and 2011. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $311,192 and deferred directors' fees.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities. The Fund reclassified $131,595 of net investment losses to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund or Class bears expenses incurred specifically on its behalf and, in addition, the Fund or Class bears a portion of general expenses, based on the relative net assets of the Fund or Class.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 1.00% of average net assets.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A and Class C shares in any fiscal year can not be recovered in subsequent years. Effective July 1, 2003, the Distributor will change to AIM Distributors, Inc., an affiliate of IFG. For the year/period ended April 30, 2003, amounts paid to the Distributor were as follows:

                                                   INVESTOR     CLASS      CLASS     CLASS
FUND                                                  CLASS         A          B         C
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                 $ 1,940   $13,584    $15,515  $ 15,572

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the year ended April 30, 2003, for Class B were as follows:

                                                           DISTRIBUTOR'S     DISTRIBUTOR'S
                                                               AGGREGATE      UNREIMBURSED
                                                            UNREIMBURSED     EXPENSES AS %
                                         AMOUNT RETAINED        EXPENSES     OF NET ASSETS
FUND                                      BY DISTRIBUTOR      UNDER PLAN          OF CLASS
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund - Class B Plan             $  15,305       $  29,423             1.38%

Distribution Expenses for each class as presented in the Statement of Operations for the year/period ended April 30, 2003 were as follows:

                                                   INVESTOR     CLASS      CLASS     CLASS
FUND                                                  CLASS         A          B         C
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                 $ 2,421  $ 14,437   $ 16,371  $ 16,844

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the year/period ended April 30, 2003 were as follows:

                                      INSTITUTIONAL     INVESTOR     CLASS      CLASS     CLASS
FUND                                          CLASS        CLASS         A          B         C
------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                        $  1,573     $  6,782 $  10,948   $  4,311  $  5,777

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year/period ended April 30, 2003, total fees and expenses voluntarily absorbed were as follows:

                                      INSTITUTIONAL     INVESTOR     CLASS      CLASS     CLASS
FUND                                          CLASS        CLASS         A          B         C
------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                        $ 34,583     $ 19,517  $ 46,112   $ 23,070  $ 26,536

At April 30, 2003, the reimbursement that may potentially be made by the Fund to IFG that will expire during the calendar years ended 2005 and 2006, are as follows:

                                      INSTITUTIONAL     INVESTOR     CLASS      CLASS     CLASS
FUND                                          CLASS        CLASS         A          B         C
------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                        $ 29,928     $ 19,517  $ 42,578   $ 21,622  $ 25,587

During the year ended April 30, 2003, there were no such reimbursements made by the Fund or share class to IFG.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $12,585,225 and $4,814,334, respectively. There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended April 30, 2003, included in Directors' Fees and Expenses in the Statment of Operations were $103 and pension liability included in Prepaid and Accrued Expenses in the Statement of Assets and Liabilities were $77.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended April 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended April 30, 2003, there were no such borrowings and/or lendings by the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended April 30, 2003, there were no such borrowings by the Fund.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the year ended April 30, 2003, the Distributor received the following CDSC from Class A, Class B and Class C shareholders:

FUND                                                 CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                               $       36     $   10,257     $    1,381

         -------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Stock Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid-Cap Growth Fund, one of the portfolios of INVESCO Stock Funds, Inc., (the "Fund") at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and transfer agent, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
May 20, 2003

FINANCIAL HIGHLIGHTS
MID-CAP GROWTH FUND -- INSTITUTIONAL CLASS

------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                   PERIOD
                                                                                                    ENDED
                                                            YEAR ENDED APRIL 30                  APRIL 30
------------------------------------------------------------------------------------------------------------
                                                 2003         2002         2001         2000         1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period       $  14.94     $  14.78     $  19.03     $  12.76     $  10.00
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                             (0.11)       (0.15)(c)    (0.13)       (0.12)       (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (2.14)        0.31(c)     (2.38)        6.41         2.78
============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (2.25)        0.16        (2.51)        6.29         2.76
============================================================================================================
Less Dividends and Distributions                 0.00         0.00         1.64         0.02         0.00
Tax Return of Capital                            0.00         0.00         0.10         0.00         0.00
============================================================================================================
TOTAL DISTRIBUTIONS                              0.00         0.00         1.74         0.02         0.00
============================================================================================================
Net Asset Value -- End of Period             $  12.69     $  14.94     $  14.78     $  19.03     $  12.76
============================================================================================================

TOTAL RETURN                                  (15.06%)       1.08%      (13.60%)      49.49%       27.50%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $ 1,111      $  2,538     $ 19,742     $ 17,703     $  6,185
Ratio of Expenses to Average Net
  Assets(e)(f)                                  1.30%        1.30%        1.30%        1.31%        1.30%(g)
Ratio of Net Investment Loss to Average
  Net Assets(f)                                (0.83%)      (1.06%)      (0.90%)      (0.95%)      (0.68%)(g)
Portfolio Turnover Rate                           50%          23%          41%          42%          24%(d)

(a)  From September 10, 1998,  commencement of investment  operations,  to April 30, 1999.

(b)  The per share information was computed based on average shares for the year ended April 30, 2003.

(c)  Per share data has been restated.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(f)  Various Expenses of the Class were voluntarily absorbed by IFG for the year ended April 30, 2003.
     Various Expenses were voluntarily absorbed by IFG for the period of October 2, 2001 to April 30,  2002 and by Pell  Rudman  Trust Company,  N.A.  for  the  period  of  May  1,  2001  to  October  1,  2001,
     representing  the  year  ended  April  30,  2002.   Various  Expenses  were voluntarily absorbed by
     Pell Rudman Trust Company, N.A. for the years ended April  30,  2001 and 2000 and the  period  ended
     April 30,  1999.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average
     net assets  would  have  been  3.35%,   2.29%,   1.88%,  2.48%  and  7.74% (annualized), respectively,
     and ratio of net investment loss to average net assets  would have been  (2.88%),  (2.05%),  (1.48%),
     (2.12%)  and (7.12%) (annualized), respectively.

(g)  Annualized

MID-CAP GROWTH FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                     PERIOD
                                                                                      ENDED
                                                                                   APRIL 30
--------------------------------------------------------------------------------------------
                                                                                     2003(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                         $    11.66
============================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                                 (0.07)
Net Gains on Securities (Both Realized and Unrealized)                               1.07
============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                     1.00
============================================================================================
Net Asset Value -- End of Period                                               $    12.66
============================================================================================

TOTAL RETURN                                                                        8.58%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                     $    2,536
Ratio of Expenses to Average Net Assets(d)(e)                                       1.55%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              (1.01%)(f)
Portfolio Turnover Rate                                                               50%(g)

(a)  From September 4, 2002, inception of Class, to April 30, 2003.

(b)  The per share information was computed based on average shares.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e)  Various  Expenses  of the Class were  voluntarily  absorbed  by IFG for the period ended April 30,  2003.
     If such  expenses  had not been  voluntarily absorbed,  ratio of expenses  to average  net assets  would have been 3.57% (annualized)  and ratio of net investment  loss to average net assets would have been
     (3.03%) (annualized).

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended April 30, 2003.

MID-CAP GROWTH FUND -- CLASS A, CLASS B, & CLASS C
----------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    CLASS A                  CLASS B                 CLASS C
                                                YEAR       PERIOD        YEAR      PERIOD         YEAR      PERIOD
                                               ENDED        ENDED       ENDED       ENDED        ENDED       ENDED
                                            APRIL 30     APRIL 30    APRIL 30    APRIL 30     APRIL 30    APRIL 30
----------------------------------------------------------------------------------------------------------------------
                                                2003         2002(a)     2003        2002(a)      2003        2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $  14.95     $  11.80    $  14.86    $  11.80     $  14.84    $  11.80
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                            (0.12)       (0.10)(c)   (0.17)      (0.15)(c)    (0.25)      (0.14)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)               (2.18)        3.25(c)    (2.20)       3.21(c)     (2.17)       3.18(c)
======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (2.30)        3.15       (2.37)       3.06        (2.42)       3.04
======================================================================================================================
Net Asset Value -- End of Period            $  12.65     $  14.95    $  12.49    $  14.86     $  12.42    $  14.84
======================================================================================================================

TOTAL RETURN(d)                              (15.38%)      26.69%(e)  (15.95%)     25.93%(e)   (16.31%)     25.76%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  5,587     $  2,627    $  2,139    $  1,106     $  2,063    $    515
Ratio of Expenses to Average Net
  Assets(f)(g)                                 1.65%        1.65%(h)    2.30%       2.30%(h)     2.30%       2.30%(h)
Ratio of Net Investment Loss to
  Average Net Assets(g)                       (1.16%)      (1.44%)(h)  (1.81%)     (2.14%)(h)   (1.80%)     (2.13%)(h)
Portfolio Turnover Rate                          50%          23%(i)      50%         23%(i)       50%         23%(i)

(a)  From October 2, 2001, inception of Class, to April 30, 2002.

(b)  The per share  information  for each  class was  computed  based on average shares for the period ended April 30,
     2002.

(c)  Per share data has been restated.

(d)  The applicable sales charges for Class A or CDSC for Class B and Class C is not included in the Total Return calculation.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(g)  Various  Expenses  of each Class were  voluntarily  absorbed by IFG for the year ended April 30,  2003 and the period  ended  April 30,  2002.  If such expenses had not been  voluntarily  absorbed for Class A, ratio of expenses to  average  net  assets  would  have been  2.77%  and 3.09%  (annualized), respectively,  and ratio of net investment loss to average net assets would have been (2.28%) and (2.88%) (annualized),  respectively.
     If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.71% and 4.06% (annualized),  respectively, and ratio of net investment  loss to average net assets would have been (3.22%) and  (3.90%)  (annualized),  respectively.  If such  expenses  had not been voluntarily absorbed  for Class C, ratio of expenses to average net assets would have been 3.88% and 4.45%  (annualized), respectively,  and ratio of net  investment  loss to average  net assets  would have been  (3.38%)  and
     (4.28%) (annualized), respectively.

(h)  Annualized

(i)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended April 30, 2002.

OTHER INFORMATION
UNAUDITED
INVESCO STOCK FUNDS, INC. -- MID-CAP GROWTH FUND

SPECIAL SHAREHOLDER MEETING

On August 7, 2002, a special meeting of the shareholders of Mid-Cap Growth Fund was held at which the approval of an Agreement and Plan of Conversion and Termination providing for the conversion of the Mid-Cap Growth Fund from a separate series of INVESCO Counselor Series Funds, Inc. to a newly-created separate series of INVESCO Stock Funds, Inc. (Proposal 1) was ratified. The following is a report of the votes cast:

                                                                  WITHHELD/
PROPOSAL                                  FOR        AGAINST        ABSTAIN          TOTAL
--------------------------------------------------------------------------------------------
Proposal 1                            276,519          4,190         14,803        295,512

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Bob A. Baker              Vice Chairman of           Consultant (2000-present).       47
37 Castle Pines Dr. N.    the Board                  Formerly, President and
Castle Rock, Colorado     (Since 2003)               Chief Executive Officer
                                                     (1988-2000) of AMC Cancer
Age: 66                                              Research Center, Denver,
                                                     Colorado. Until Mid-December
                                                     1988, Vice Chairman of the
                                                     Board of First Columbia
                                                     Financial Corporation,
                                                     Englewood, Colorado;
                                                     formerly, Chairman of the
                                                     Board and Chief Executive
                                                     Officer of First Columbia
                                                     Financial Corporation.

Sueann Ambron, Ph.D.      Director                   Dean of the Business School,     47
University of Colorado    (Since 2003)               College of Business,
at Denver                                            University of Colorado of
1250 14th Street                                     Denver (2000-present).
Denver, Colorado                                     Formerly, President and
                                                     Chief Executive Officer of
Age: 58                                              Avulet, Inc., Sunnyvale,
                                                     California (1998-1999), Vice
                                                     President and General
                                                     Manager, Multimedia Services
                                                     Division, Motorola, Inc.,
                                                     Schoumburg, Illinois
                                                     (1996-1998).

Victor L. Andrews, Ph.D.  Director                   Professor Emeritus, Chairman     47              Director of The
34 Seawatch Drive                                    Emeritus and Chairman and                        Sheffield Funds, Inc.
Savannah, Georgia                                    CFO of the Roundtable of the
                                                     Department of Finance of
Age: 72                                              Georgia State University;
                                                     and President, Andrews
                                                     Financial Associates, Inc.
                                                     (consulting firm). Formerly,
                                                     member of the faculties of
                                                     the Harvard Business School;
                                                     and the Sloan School of
                                                     Management of MIT.

Lawrence H. Budner        Director                   Trust Consultant. Formerly,      47
7608 Glen Albens Circle                              Senior Vice President and
Dallas, Texas                                        Senior Trust Officer of
                                                     InterFirst Bank, Dallas,
Age: 72                                              Texas.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
James T. Bunch            Director                   Co-President and Founder of       47
                                                     Green, Manning & Bunch,
3600 Republic Plaza       (since 2000)               Ltd., Denver, Colorado
370 Seventeenth Street                               (1988-present); Director and
Denver, Colorado                                     Vice President of Western
                                                     Golf Association and Evans
Age: 60                                              Scholars Foundation; and
                                                     Excutive Committee, United
                                                     States Golf Association.
                                                     Formerly, General Counsel
                                                     and Director of Boettcher &
                                                     Company, Denver, Colorado;
                                                     and formerly, Chairman and
                                                     Managing Partner of Davis,
                                                     Graham & Stubbs, Denver,
                                                     Colorado.

Gerald J. Lewis           Director                   Chairman of Lawsuit              47              Director of General Chemical
701 "B" Street            (since 2000)               Resolution Services, San                         Group, Inc., Hampdon, New
Suite 2100                                           Diego, California                                Hampshire (1996-present).
San Diego, California                                (1987-present). Formerly,                        Director of Wheelabrator
                                                     Associate Justice of the                         Technologies, Inc., Fisher
                                                     California Court of Appeals;                     Scientific, Inc., Henley
Age: 69                                              and of Counsel, Latham &                         Manufacturing, Inc., and
                                                     Watkins, San Diego,                              California CoastalProperties,
                                                     California (1987-1997).                          Inc.

John W. McIntyre          Director                   Retired. Trustee of Gables       47
7 Piedmont Center                                    Residential Trust.  Trustee
Suite 100                                            and Chairman of the J.M. Tull
Atlanta, Georgia                                     Charitable Foundation;
                                                     Director of Kaiser Foundation
Age: 72                                              Health Plans of Georgia, Inc.
                                                     Formerly, Vice Chairman of
                                                     the Board of Directors of The
                                                     Citizens and Southern
                                                     Corporation and Chairman of
                                                     the Board and Chief Executive
                                                     Officer of The Citizens and
                                                     Southern Georgia Corporation
                                                     and The Citizens and Southern
                                                     National Bank. Formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund and
                                                     Trustee of Employee's
                                                     Retirement System of Georgia,
                                                     Emory University.

Larry Soll, Ph. D.        Director                   Retired. Formerly, Chairman       47             Director of Synergen since
2358 Sunshine Canyon Dr.  (since 1997)               of the Board (1987-1994),                        incorporation in 1982;
Boulder, Colorado                                    Chief Executive Officer                          Director of Isis
                                                     (1982-1989 and 1993-1994) and                    Pharmaceuticals, Inc.
Age: 60                                              President (1982-1989) of
                                                     Synergen Inc.; and formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson        Chairman of the Board      President and Chief Executive    47
4350 South Monaco Street  (since 1999). Formerly,    Officer AIM Investment
Denver, Colorado          President (1998-2002);     Management and Chief
                          and Chief Executive        Executive Officer of the AIM
Age: 51                   Officer (1998-2002).       Division of AMVESCAP PLC
                                                     (2003-present). Formerly,
                                                     Chief Executive Officer,
                                                     Managed Products Division,
                                                     AMVESCAP PLC (2001-present).
                                                     Formerly, Chairman of the
                                                     Board (1998-2002), President
                                                     (1998-2002), and Chief
                                                     Executive Officer (1998-2002)
                                                     of INVESCO Funds Group, Inc.
                                                     and of INVESCO Distributors,
                                                     Inc. Formerly, Chief
                                                     Operating Officer and
                                                     Chairman of the Board of
                                                     INVESCO Global Health
                                                     Sciences Fund; formerly,
                                                     Chairman and Chief Executive
                                                     Officer of NationsBanc
                                                     Advisors, Inc.; and formerly,
                                                     Chairman of NationsBanc
                                                     Investments, Inc.

Raymond R. Cunningham     President (2003-present),  President (2003-present) and     47              Director of INVESCO Funds
4350 South Monaco Street  Chief Executive Officer    Chief Executive Officer                          Group, Inc. and Chairman of
Denver, Colorado          (2003-present) and         (2003-present) of INVESCO                        the Board of INVESCO
                          Director (2001-present).   Funds Group, Inc.;                               Distributors, Inc.
Age: 51                   Formerly, Vice President   Chairman of the Board (2003-
                          (2001-2002).               present), President
                                                     (2003-present), and Chief
                                                     Executive Officer
                                                     (2003-present) of INVESCO
                                                     Distributors, Inc. Formerly,
                                                     Chief Operating Officer
                                                     (2002-2003) and Senior Vice
                                                     President (1999-2002) of
                                                     INVESCO Funds Group, Inc. and
                                                     INVESCO Distributors, Inc.;
                                                     and Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1992-1998).

Richard W. Healey         Director                   Senior Vice President of         39              Director of INVESCO Funds
4350 South Monaco Street  (since 2000)               INVESCO Funds Group, Inc.;                       Group, Inc. and INVESCO
Denver, Colorado                                     Senior Vice President of                         Distributors, Inc.
                                                     INVESCO Distributors, Inc.
Age: 48                                              Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1996-1998) and
                                                     The Boston Company
                                                     (1993-1996).

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Glen A. Payne             Secretary                  Senior Vice President,
4350 South Monaco Street                             General Counsel and Secretary
Denver, Colorado                                     of INVESCO Funds Group, Inc.;
                                                     Senior Vice President,
Age: 55                                              Secretary and General Counsel
                                                     of INVESCO Distributors, Inc.
                                                     Formerly, Secretary of
                                                     INVESCO Global Health
                                                     Sciences Fund; General
                                                     Counsel of INVESCO Trust
                                                     Company (1989-1998); and
                                                     employee of a U.S. regulatory
                                                     agency, Washington, D.C.
                                                     (1973-1989).

Ronald L. Grooms          Chief Accounting           Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street  Officer, Chief             Treasurer of INVESCO Funds                       Group, Inc. and INVESCO
Denver, Colorado          Financial Officer          Group, Inc.; and Senior Vice                     Distributors, Inc.
                          and Treasurer              President and Treasurer of
Age: 56                                              INVESCO Distributors, Inc.
                                                     Formerly, Treasurer and
                                                     Principal Financial and
                                                     Accounting Officer of INVESCO
                                                     Global Health Sciences Fund;
                                                     and Senior Vice President and
                                                     Treasurer of INVESCO Trust
                                                     Company (1988-1998).

William J. Galvin, Jr.    Assistant Secretary        Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street                             Assistant Secretary of                           Group, Inc. and INVESCO
Denver, Colorado                                     INVESCO Funds Group, Inc.;                       Distributors, Inc.
                                                     and Senior Vice President and
Age: 46                                              Assistant Secretary of
                                                     INVESCO Distributors, Inc.
                                                     Formerly, Trust Officer of
                                                     INVESCO Trust Company
                                                     (1995-1998).

Pamela J. Piro            Assistant Treasurer        Vice President and Assistant
4350 South Monaco Street                             Treasurer of INVESCO Funds
Denver, Colorado                                     Group, Inc.; and Assistant
                                                     Treasurer of INVESCO
Age: 42                                              Distributors, Inc. Formerly,
                                                     Assistant Vice President
                                                     (1996-1997).

Tane T. Tyler             Assistant Secretary        Vice President and Assistant
4350 South Monaco Street  (since 2002)               General Counsel of INVESCO
Denver, Colorado                                     Funds Group, Inc.

Age: 37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO STOCK FUNDS, INC.
APRIL 30, 2003
                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND
98.38  COMMON STOCKS & WARRANTS
0.78   ADVERTISING
       Omnicom Group                                        1,700  $    105,230
================================================================================
1.85   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                       5,600       248,640
================================================================================
1.96   APPAREL RETAIL
       TJX Cos                                             13,685       263,436
================================================================================
4.33   APPLICATION SOFTWARE
       BEA Systems(a)                                      15,900       170,289
       Intuit Inc(a)                                        4,750       184,205
       PeopleSoft Inc(a)                                    3,450        51,854
       Siebel Systems(a)                                   20,200       175,134
================================================================================
                                                                        581,482
4.66   BANKS
       Compass Bancshares                                   4,900       165,228
       M&T Bank                                               650        54,905
       Northern Trust                                       4,620       162,162
       TCF Financial                                        6,165       244,134
================================================================================
                                                                        626,429
1.77   BIOTECHNOLOGY
       Gilead Sciences(a)                                   5,150       237,621
================================================================================
2.72   BROADCASTING -- RADIO/TV
       Cox Radio Class A Shrs(a)                            2,200        50,182
       Entercom Communications Class A Shrs(a)              1,940        94,265
       Univision Communications Class A Shrs(a)             7,300       221,044
================================================================================
                                                                        365,491
4.78   CABLE & SATELLITE OPERATORS
       Cox Communications Class A Shrs(a)                   9,400       311,140
       EchoStar Communications Class A Shrs(a)             11,050       331,058
================================================================================
                                                                        642,198
0.73   CASINOS & GAMING
       Harrah's Entertainment(a)                            2,500        98,475
================================================================================
2.25   COMPUTER STORAGE & PERIPHERALS
       Brocade Communications Systems(a)                   11,680        67,394
       Network Appliance(a)                                17,725       235,388
================================================================================
                                                                        302,782
3.46   DATA PROCESSING SERVICES
       Fiserv Inc(a)                                        7,947       233,960
       Paychex Inc                                          7,425       231,215
================================================================================
                                                                        465,175

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

4.03   DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                4,817  $    281,072
       Moody's Corp                                         5,400       260,766
================================================================================
                                                                        541,838
2.44   EDUCATION SERVICES
       Apollo Group Class A Shrs(a)                         4,405       238,747
       ITT Educational Services(a)                          3,000        88,500
================================================================================
                                                                        327,247
0.60   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                          2,375        80,275
================================================================================
1.10   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Tech Data(a)                                         6,150       147,600
================================================================================
1.53   EMPLOYMENT SERVICES
       Robert Half International(a)                        12,600       205,128
================================================================================
2.69   FOOD RETAIL
       Whole Foods Market(a)                                6,095       361,799
================================================================================
0.92   GENERAL MERCHANDISE STORES
       Family Dollar Stores                                 3,600       123,084
================================================================================
2.31   HEALTH CARE DISTRIBUTORS & SERVICES
       Lincare Holdings(a)                                  5,625       170,831
       Patterson Dental(a)                                  3,475       139,591
================================================================================
                                                                        310,422
4.85   HEALTH CARE EQUIPMENT
       Biomet Inc                                           4,500       137,070
       Boston Scientific(a)                                 3,925       168,971
       Stryker Corp                                         2,000       134,020
       Zimmer Holdings(a)                                   4,500       211,050
================================================================================
                                                                        651,111
1.09   HEALTH CARE SUPPLIES
       Smith & Nephew PLC                                  22,000       146,711
================================================================================
1.62   HOTELS & RESORTS
       Expedia Inc(a)                                       1,250        72,237
       Expedia Inc Warrants(a) (Exp 2009)                     614        23,283
       Hotels.com Class A Shrs(a)                           1,700       121,720
================================================================================
                                                                        217,240
1.39   INDUSTRIAL GASES
       Praxair Inc                                          3,225       187,308
================================================================================
2.00   INDUSTRIAL MACHINERY
       Donaldson Co                                         6,715       268,063
================================================================================
1.43   INTEGRATED OIL & GAS
       Murphy Oil                                           4,600       191,590
================================================================================
0.79   INTERNET SOFTWARE & SERVICES
       Yahoo! Inc(a)                                        4,300       106,554
================================================================================

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------

1.80   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Legg Mason                                           4,450  $    241,635
================================================================================
3.83   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)         6,555       312,673
       BISYS Group(a)                                      12,000       202,560
================================================================================
                                                                        515,233
1.40   LEISURE PRODUCTS
       Mattel Inc                                           8,650       188,051
================================================================================
1.48   LIFE & HEALTH INSURANCE
       AFLAC Inc                                            6,090       199,204
================================================================================
0.41   MANAGED HEALTH CARE
       First Health Group(a)                                2,185        54,734
================================================================================
1.49   METAL & GLASS CONTAINERS
       Ball Corp                                            3,575       200,772
================================================================================
1.11   MOTORCYCLE MANUFACTURERS
       Harley-Davidson Inc                                  3,360       149,318
================================================================================
0.46   OIL & GAS DRILLING
       Nabors Industries Ltd(a)                             1,590        62,328
================================================================================
2.60   OIL & GAS EQUIPMENT & SERVICES
       Smith International(a)                               4,700       167,132
       Weatherford International Ltd(a)                     4,545       182,845
================================================================================
                                                                        349,977
1.60   OIL & GAS EXPLORATION, PRODUCTION
          & TRANSPORTATION
       Apache Corp                                          2,257       129,213
       EOG Resources                                          300        11,214
       Kerr-McGee Corp                                      1,775        74,745
================================================================================
                                                                        215,172
5.56   PHARMACEUTICALS
       Barr Laboratories(a)                                 2,550       141,780
       Forest Laboratories(a)                               5,830       301,528
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                              6,500       303,550
================================================================================
                                                                        746,858
2.15   SEMICONDUCTOR EQUIPMENT
       KLA-Tencor Corp(a)                                   4,200       172,200
       Teradyne Inc(a)                                     10,000       116,000
================================================================================
                                                                        288,200
8.79   SEMICONDUCTORS
       Altera Corp(a)                                      16,125       254,936
       Linear Technology                                    8,570       295,408
       Maxim Integrated Products                            6,185       243,009
       Microchip Technology                                10,025       208,420
       Xilinx Inc(a)                                        6,600       178,662
================================================================================
                                                                      1,180,435

                                                        SHARES OR
                                                        PRINCIPAL
%      DESCRIPTION                                         AMOUNT         VALUE
--------------------------------------------------------------------------------
1.57   SOFT DRINKS
       Pepsi Bottling Group                                10,250  $    210,535
================================================================================
1.72   SPECIALTY STORES
       Bed Bath & Beyond(a)                                 5,845       230,936
================================================================================
1.44   SYSTEMS SOFTWARE
       Symantec Corp(a)                                     4,400       193,380
================================================================================
0.64   TRADING COMPANIES & DISTRIBUTORS
       Fastenal Co                                          2,475        85,610
================================================================================
2.25   TRUCKING
       CH Robinson Worldwide                                8,201       301,715
================================================================================
       TOTAL COMMON STOCKS & WARRANTS
         (COST $12,626,216)                                          13,217,022
================================================================================
7.49   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         4/30/2003 due 5/1/2003 at 1.260%, repurchased
         at $1,006,035 (Collateralized by Federal Home
         Loan Bank, Bonds, due 4/13/2004
         at 1.360%, value $1,026,535)
         (Cost $1,006,000)                            $ 1,006,000     1,006,000
================================================================================
105.87 TOTAL INVESTMENTS AT VALUE
        (COST $13,632,216)                                           14,223,022
================================================================================
(5.87) OTHER ASSETS LESS LIABILITIES                                   (788,015)
================================================================================
100.00 NET ASSETS AT VALUE                                         $ 13,435,007
================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
INVESCO STOCK FUNDS, INC.
APRIL 30, 2003

                                                                        MID-CAP
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                    $    13,632,216
================================================================================
  At Value(a)                                                   $    14,223,022
Receivables:
  Investment Securities Sold                                             68,814
  Fund Shares Sold                                                       57,505
  Dividends and Interest                                                  4,636
Prepaid Expenses and Other Assets                                        24,326
================================================================================
TOTAL ASSETS                                                         14,378,303
================================================================================
LIABILITIES
Payables:
  Custodian                                                               5,664
  Investment Securities Purchased                                       619,481
  Fund Shares Repurchased                                               306,186
Accrued Distribution Expenses
  Investor Class                                                            480
  Class A                                                                 1,554
  Class B                                                                 1,700
  Class C                                                                 1,616
Accrued Expenses and Other Payables                                       6,615
================================================================================
TOTAL LIABILITIES                                                       943,296
================================================================================
NET ASSETS AT VALUE                                             $    13,435,007
================================================================================
NET ASSETS
Paid-in Capital(b)                                              $    15,596,161
Accumulated Undistributed Net Investment Loss                              (102)
Accumulated Undistributed Net Realized Loss
  on Investment Securities                                           (2,751,873)
Net Appreciation of Investment Securities                               590,821
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding           $    13,435,007
================================================================================
NET ASSETS AT VALUE:
  Institutional Class                                           $     1,110,570
================================================================================
  Investor Class                                                $     2,536,022
================================================================================
  Class A                                                       $     5,586,826
================================================================================
  Class B                                                       $     2,138,695
================================================================================
  Class C                                                       $     2,062,894
================================================================================
Shares Outstanding
  Institutional Class                                                    87,547
  Investor Class                                                        200,289
  Class A                                                               441,788
  Class B                                                               171,210
  Class C                                                               166,147
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO STOCK FUNDS, INC.
APRIL 30, 2003
                                                                        MID-CAP
                                                                         GROWTH
                                                                           FUND
                                                                     (CONTINUED)
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
  Institutional Class, Offering and Redemption Price
    per Share                                                   $         12.69
  Investor Class, Offering and Redemption Price per Share       $         12.66
  Class A
    Redemption Price per Share                                  $         12.65
    Offering Price per Share (Maximum sales charge of 5.50%)    $         13.39
  Class B, Offering and Redemption Price per Share              $         12.49
  Class C, Offering and Redemption Price per Share              $         12.42
================================================================================

(a) Investment securities at cost and value at April 30, 2003 includes a repurchase agreement of $1,006,000.

(b) The INVESCO Stock Funds, Inc. have 10 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1.2 billion have been allocated to Mid-Cap Growth Fund: 200 million to each Class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO STOCK FUNDS, INC.
YEAR ENDED APRIL 30, 2003 (NOTE 1)
                                                                        MID-CAP
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                       $        40,884
Interest                                                                  8,950
  Foreign Taxes Withheld                                                   (164)
================================================================================
  TOTAL INCOME                                                           49,670
================================================================================
EXPENSES
Investment Advisory Fees                                                100,996
Distribution Expenses                                                    50,073
Transfer Agent Fees                                                      29,391
Administrative Services Fees                                             14,545
Custodian Fees and Expenses                                              10,914
Directors' Fees and Expenses                                              5,315
Professional Fees and Expenses                                           42,636
Registration Fees and Expenses
  Institutional Class                                                    12,387
  Investor Class                                                          8,168
  Class A                                                                 4,042
  Class B                                                                 3,096
  Class C                                                                 3,220
Reports to Shareholders                                                  41,888
Other Expenses                                                            4,692
================================================================================
  TOTAL EXPENSES                                                        331,363
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser          (149,818)
  Fees and Expenses Paid Indirectly                                        (178)
================================================================================
    NET EXPENSES                                                        181,367
================================================================================
NET INVESTMENT LOSS                                                    (131,697)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                             (647,698)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                                (379,521)
  Foreign Currency Transactions                                            (703)
================================================================================
    Total Change in Net Appreciation/Depreciation                      (380,224)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                  (1,027,922)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $    (1,159,619)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
MID-CAP GROWTH FUND

                                                            YEAR ENDED APRIL 30
--------------------------------------------------------------------------------
                                                           2003            2002
                                                        (Note 1)        (Note 1)
OPERATIONS
Net Investment Loss                               $    (131,697)  $    (135,468)
Net Realized Loss                                      (647,698)        (39,450)
Change in Net Appreciation/Depreciation                (380,224)     (1,601,251)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS           (1,159,619)     (1,776,169)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                                   700,351       1,199,412
  Investor Class                                      8,614,158              --
  Class A                                             4,762,893       2,532,399
  Class B                                             1,554,913       1,061,283
  Class C                                             2,630,204         718,705
================================================================================
                                                     18,262,519       5,511,799
Amounts Paid for Repurchases of Shares
  Institutional Class                                (1,639,112)    (16,398,485)
  Investor Class                                     (6,157,356)             --
  Class A                                            (1,361,959)        (75,190)
  Class B                                              (343,659)            (24)
  Class C                                              (951,662)       (217,592)
================================================================================
                                                    (10,453,748)    (16,691,291)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        7,808,771     (11,179,492)
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS               6,649,152     (12,955,661)
NET ASSETS
Beginning of Period                                   6,785,855      19,741,516
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income (Loss) of ($102) and $0,
  respectively)                                   $  13,435,007   $   6,785,855
================================================================================

             ------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
  Institutional Class                                    47,746          81,292
  Investor Class                                        705,662              --
  Class A                                               378,737         180,865
  Class B                                               125,030          74,415
  Class C                                               210,430          50,055
================================================================================
                                                      1,467,605         386,627
Shares Repurchased
  Institutional Class                                  (130,099)     (1,246,928)
  Investor Class                                       (505,373)             --
  Class A                                              (112,659)         (5,155)
  Class B                                               (28,233)             (2)
  Class C                                               (78,976)        (15,362)
================================================================================
                                                       (855,340)     (1,267,447)
NET INCREASE (DECREASE) IN FUND SHARES                  612,265        (880,820)
================================================================================

See Notes to Financial Statements

INVESCO STOCK FUNDS, INC. -- MID-CAP GROWTH FUND

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Stock Funds, Inc. is incorporated in Maryland and presently consists of eight separate Funds:
Basic Value Fund, Dynamics Fund, Growth Fund, Growth & Income Fund, Mid-Cap Growth Fund (hereafter referred to as the "Fund"), S&P 500 Index Fund, Small Company Growth Fund and Value Equity Fund. The other funds are presented in separate reports to shareholders. The investment objective of the Fund is to seek long-term capital growth by investing in companies with medium size market capitalizations. INVESCO Stock Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

At a special meeting held on September 14, 2001, shareholders approved an Agreement and Plan of Reorganization and Liquidation by which Pell Rudman Mid-Cap Growth Portfolio reorganized into the Fund. Effective October 2, 2001, prior shareholders of the Pell Rudman Mid-Cap Growth Portfolio received Institutional Class shares of the Fund. Effective October 2, 2001, the Fund began offering Class A, Class B and Class C shares. Class K shares were effective December 31, 2001. Effective September 4, 2002, the Fund began offering Investor Class shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

The Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

At a special meeting held on August 7, 2002, shareholders of the Fund approved an Agreement and Plan of Conversion and Termination providing for the conversion of the Fund from a separate series of INVESCO Counselor Series Funds, Inc. to a newly-created separate series of INVESCO Stock Funds, Inc., effective November 30, 2002. Effective May 1, 2003, the Fund's fiscal year end will change from April 30 to July 31.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subesequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended April 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at April 30, 2003 include:

   Cost of Investments for Tax Purposes                                       $  13,867,536
                                                                              ==============

   Gross Tax Unrealized Appreciation                                          $   1,360,580
   Gross Tax Unrealized Depreciation                                              1,005,094
                                                                              --------------
   Net Tax Appreciation on Investments                                        $     355,486
                                                                              ==============
   Accumulated Capital Loss Carryovers                                        $  (2,205,361)
   Cumulative Effect of Other Timing Differences                                   (311,294)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciaton/depreciation on investments excludes the effect of foreign currency transactions.

Capital loss carryovers expire in the years 2010 and 2011. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $311,192 and deferred directors' fees.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities. The Fund reclassified $131,595 of net investment losses to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund or Class bears expenses incurred specifically on its behalf and, in addition, the Fund or Class bears a portion of general expenses, based on the relative net assets of the Fund or Class.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 1.00% of average net assets.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A and Class C shares in any fiscal year can not be recovered in subsequent years. Effective July 1, 2003, the Distributor will change to AIM Distributors, Inc., an affiliate of IFG. For the year/period ended April 30, 2003, amounts paid to the Distributor were as follows:

                                                   INVESTOR     CLASS      CLASS     CLASS
FUND                                                  CLASS         A          B         C
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                 $ 1,940   $13,584    $15,515  $ 15,572

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the year ended April 30, 2003, for Class B were as follows:

                                                           DISTRIBUTOR'S     DISTRIBUTOR'S
                                                               AGGREGATE      UNREIMBURSED
                                                            UNREIMBURSED     EXPENSES AS %
                                         AMOUNT RETAINED        EXPENSES     OF NET ASSETS
FUND                                      BY DISTRIBUTOR      UNDER PLAN          OF CLASS
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund - Class B Plan             $  15,305       $  29,423             1.38%

Distribution Expenses for each class as presented in the Statement of Operations for the year/period ended April 30, 2003 were as follows:

                                                   INVESTOR     CLASS      CLASS     CLASS
FUND                                                  CLASS         A          B         C
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                 $ 2,421  $ 14,437   $ 16,371  $ 16,844

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the year/period ended April 30, 2003 were as follows:

                                      INSTITUTIONAL     INVESTOR     CLASS      CLASS     CLASS
FUND                                          CLASS        CLASS         A          B         C
------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                        $  1,573     $  6,782 $  10,948   $  4,311  $  5,777

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year/period ended April 30, 2003, total fees and expenses voluntarily absorbed were as follows:

                                      INSTITUTIONAL     INVESTOR     CLASS      CLASS     CLASS
FUND                                          CLASS        CLASS         A          B         C
------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                        $ 34,583     $ 19,517  $ 46,112   $ 23,070  $ 26,536

At April 30, 2003, the reimbursement that may potentially be made by the Fund to IFG that will expire during the calendar years ended 2005 and 2006, are as follows:

                                      INSTITUTIONAL     INVESTOR     CLASS      CLASS     CLASS
FUND                                          CLASS        CLASS         A          B         C
------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                        $ 29,928     $ 19,517  $ 42,578   $ 21,622  $ 25,587

During the year ended April 30, 2003, there were no such reimbursements made by the Fund or share class to IFG.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $12,585,225 and $4,814,334, respectively. There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended April 30, 2003, included in Directors' Fees and Expenses in the Statment of Operations were $103 and pension liability included in Prepaid and Accrued Expenses in the Statement of Assets and Liabilities were $77.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended April 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended April 30, 2003, there were no such borrowings and/or lendings by the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended April 30, 2003, there were no such borrowings by the Fund.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the year ended April 30, 2003, the Distributor received the following CDSC from Class A, Class B and Class C shareholders:

FUND                                                 CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                               $       36     $   10,257     $    1,381

         -------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Stock Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid-Cap Growth Fund, one of the portfolios of INVESCO Stock Funds, Inc., (the "Fund") at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and transfer agent, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
May 20, 2003

FINANCIAL HIGHLIGHTS
MID-CAP GROWTH FUND -- INSTITUTIONAL CLASS

------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                   PERIOD
                                                                                                    ENDED
                                                            YEAR ENDED APRIL 30                  APRIL 30
------------------------------------------------------------------------------------------------------------
                                                 2003         2002         2001         2000         1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period       $  14.94     $  14.78     $  19.03     $  12.76     $  10.00
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                             (0.11)       (0.15)(c)    (0.13)       (0.12)       (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (2.14)        0.31(c)     (2.38)        6.41         2.78
============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (2.25)        0.16        (2.51)        6.29         2.76
============================================================================================================
Less Dividends and Distributions                 0.00         0.00         1.64         0.02         0.00
Tax Return of Capital                            0.00         0.00         0.10         0.00         0.00
============================================================================================================
TOTAL DISTRIBUTIONS                              0.00         0.00         1.74         0.02         0.00
============================================================================================================
Net Asset Value -- End of Period             $  12.69     $  14.94     $  14.78     $  19.03     $  12.76
============================================================================================================

TOTAL RETURN                                  (15.06%)       1.08%      (13.60%)      49.49%       27.50%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $ 1,111      $  2,538     $ 19,742     $ 17,703     $  6,185
Ratio of Expenses to Average Net
  Assets(e)(f)                                  1.30%        1.30%        1.30%        1.31%        1.30%(g)
Ratio of Net Investment Loss to Average
  Net Assets(f)                                (0.83%)      (1.06%)      (0.90%)      (0.95%)      (0.68%)(g)
Portfolio Turnover Rate                           50%          23%          41%          42%          24%(d)

(a)  From September 10, 1998,  commencement of investment  operations,  to April 30, 1999.

(b)  The per share information was computed based on average shares for the year ended April 30, 2003.

(c)  Per share data has been restated.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(f)  Various Expenses of the Class were voluntarily absorbed by IFG for the year ended April 30, 2003.
     Various Expenses were voluntarily absorbed by IFG for the period of October 2, 2001 to April 30,  2002 and by Pell  Rudman  Trust Company,  N.A.  for  the  period  of  May  1,  2001  to  October  1,  2001,
     representing  the  year  ended  April  30,  2002.   Various  Expenses  were voluntarily absorbed by
     Pell Rudman Trust Company, N.A. for the years ended April  30,  2001 and 2000 and the  period  ended
     April 30,  1999.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average
     net assets  would  have  been  3.35%,   2.29%,   1.88%,  2.48%  and  7.74% (annualized), respectively,
     and ratio of net investment loss to average net assets  would have been  (2.88%),  (2.05%),  (1.48%),
     (2.12%)  and (7.12%) (annualized), respectively.

(g)  Annualized

MID-CAP GROWTH FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                     PERIOD
                                                                                      ENDED
                                                                                   APRIL 30
--------------------------------------------------------------------------------------------
                                                                                     2003(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                         $    11.66
============================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                                 (0.07)
Net Gains on Securities (Both Realized and Unrealized)                               1.07
============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                     1.00
============================================================================================
Net Asset Value -- End of Period                                               $    12.66
============================================================================================

TOTAL RETURN                                                                        8.58%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                     $    2,536
Ratio of Expenses to Average Net Assets(d)(e)                                       1.55%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              (1.01%)(f)
Portfolio Turnover Rate                                                               50%(g)

(a)  From September 4, 2002, inception of Class, to April 30, 2003.

(b)  The per share information was computed based on average shares.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e)  Various  Expenses  of the Class were  voluntarily  absorbed  by IFG for the period ended April 30,  2003.
     If such  expenses  had not been  voluntarily absorbed,  ratio of expenses  to average  net assets  would have been 3.57% (annualized)  and ratio of net investment  loss to average net assets would have been
     (3.03%) (annualized).

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended April 30, 2003.

MID-CAP GROWTH FUND -- CLASS A, CLASS B, & CLASS C
----------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    CLASS A                  CLASS B                 CLASS C
                                                YEAR       PERIOD        YEAR      PERIOD         YEAR      PERIOD
                                               ENDED        ENDED       ENDED       ENDED        ENDED       ENDED
                                            APRIL 30     APRIL 30    APRIL 30    APRIL 30     APRIL 30    APRIL 30
----------------------------------------------------------------------------------------------------------------------
                                                2003         2002(a)     2003        2002(a)      2003        2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $  14.95     $  11.80    $  14.86    $  11.80     $  14.84    $  11.80
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                            (0.12)       (0.10)(c)   (0.17)      (0.15)(c)    (0.25)      (0.14)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)               (2.18)        3.25(c)    (2.20)       3.21(c)     (2.17)       3.18(c)
======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (2.30)        3.15       (2.37)       3.06        (2.42)       3.04
======================================================================================================================
Net Asset Value -- End of Period            $  12.65     $  14.95    $  12.49    $  14.86     $  12.42    $  14.84
======================================================================================================================

TOTAL RETURN(d)                              (15.38%)      26.69%(e)  (15.95%)     25.93%(e)   (16.31%)     25.76%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  5,587     $  2,627    $  2,139    $  1,106     $  2,063    $    515
Ratio of Expenses to Average Net
  Assets(f)(g)                                 1.65%        1.65%(h)    2.30%       2.30%(h)     2.30%       2.30%(h)
Ratio of Net Investment Loss to
  Average Net Assets(g)                       (1.16%)      (1.44%)(h)  (1.81%)     (2.14%)(h)   (1.80%)     (2.13%)(h)
Portfolio Turnover Rate                          50%          23%(i)      50%         23%(i)       50%         23%(i)

(a)  From October 2, 2001, inception of Class, to April 30, 2002.

(b)  The per share  information  for each  class was  computed  based on average shares for the period ended April 30,
     2002.

(c)  Per share data has been restated.

(d)  The applicable sales charges for Class A or CDSC for Class B and Class C is not included in the Total Return calculation.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(g)  Various  Expenses  of each Class were  voluntarily  absorbed by IFG for the year ended April 30,  2003 and the period  ended  April 30,  2002.  If such expenses had not been  voluntarily  absorbed for Class A, ratio of expenses to  average  net  assets  would  have been  2.77%  and 3.09%  (annualized), respectively,  and ratio of net investment loss to average net assets would have been (2.28%) and (2.88%) (annualized),  respectively.
     If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.71% and 4.06% (annualized),  respectively, and ratio of net investment  loss to average net assets would have been (3.22%) and  (3.90%)  (annualized),  respectively.  If such  expenses  had not been voluntarily absorbed  for Class C, ratio of expenses to average net assets would have been 3.88% and 4.45%  (annualized), respectively,  and ratio of net  investment  loss to average  net assets  would have been  (3.38%)  and
     (4.28%) (annualized), respectively.

(h)  Annualized

(i)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended April 30, 2002.

OTHER INFORMATION
UNAUDITED
INVESCO STOCK FUNDS, INC. -- MID-CAP GROWTH FUND

SPECIAL SHAREHOLDER MEETING

On August 7, 2002, a special meeting of the shareholders of Mid-Cap Growth Fund was held at which the approval of an Agreement and Plan of Conversion and Termination providing for the conversion of the Mid-Cap Growth Fund from a separate series of INVESCO Counselor Series Funds, Inc. to a newly-created separate series of INVESCO Stock Funds, Inc. (Proposal 1) was ratified. The following is a report of the votes cast:

                                                                  WITHHELD/
PROPOSAL                                  FOR        AGAINST        ABSTAIN          TOTAL
--------------------------------------------------------------------------------------------
Proposal 1                            276,519          4,190         14,803        295,512

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Bob A. Baker              Vice Chairman of           Consultant (2000-present).       47
37 Castle Pines Dr. N.    the Board                  Formerly, President and
Castle Rock, Colorado     (Since 2003)               Chief Executive Officer
                                                     (1988-2000) of AMC Cancer
Age: 66                                              Research Center, Denver,
                                                     Colorado. Until Mid-December
                                                     1988, Vice Chairman of the
                                                     Board of First Columbia
                                                     Financial Corporation,
                                                     Englewood, Colorado;
                                                     formerly, Chairman of the
                                                     Board and Chief Executive
                                                     Officer of First Columbia
                                                     Financial Corporation.

Sueann Ambron, Ph.D.      Director                   Dean of the Business School,     47
University of Colorado    (Since 2003)               College of Business,
at Denver                                            University of Colorado of
1250 14th Street                                     Denver (2000-present).
Denver, Colorado                                     Formerly, President and
                                                     Chief Executive Officer of
Age: 58                                              Avulet, Inc., Sunnyvale,
                                                     California (1998-1999), Vice
                                                     President and General
                                                     Manager, Multimedia Services
                                                     Division, Motorola, Inc.,
                                                     Schoumburg, Illinois
                                                     (1996-1998).

Victor L. Andrews, Ph.D.  Director                   Professor Emeritus, Chairman     47              Director of The
34 Seawatch Drive                                    Emeritus and Chairman and                        Sheffield Funds, Inc.
Savannah, Georgia                                    CFO of the Roundtable of the
                                                     Department of Finance of
Age: 72                                              Georgia State University;
                                                     and President, Andrews
                                                     Financial Associates, Inc.
                                                     (consulting firm). Formerly,
                                                     member of the faculties of
                                                     the Harvard Business School;
                                                     and the Sloan School of
                                                     Management of MIT.

Lawrence H. Budner        Director                   Trust Consultant. Formerly,      47
7608 Glen Albens Circle                              Senior Vice President and
Dallas, Texas                                        Senior Trust Officer of
                                                     InterFirst Bank, Dallas,
Age: 72                                              Texas.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
James T. Bunch            Director                   Co-President and Founder of       47
                                                     Green, Manning & Bunch,
3600 Republic Plaza       (since 2000)               Ltd., Denver, Colorado
370 Seventeenth Street                               (1988-present); Director and
Denver, Colorado                                     Vice President of Western
                                                     Golf Association and Evans
Age: 60                                              Scholars Foundation; and
                                                     Excutive Committee, United
                                                     States Golf Association.
                                                     Formerly, General Counsel
                                                     and Director of Boettcher &
                                                     Company, Denver, Colorado;
                                                     and formerly, Chairman and
                                                     Managing Partner of Davis,
                                                     Graham & Stubbs, Denver,
                                                     Colorado.

Gerald J. Lewis           Director                   Chairman of Lawsuit              47              Director of General Chemical
701 "B" Street            (since 2000)               Resolution Services, San                         Group, Inc., Hampdon, New
Suite 2100                                           Diego, California                                Hampshire (1996-present).
San Diego, California                                (1987-present). Formerly,                        Director of Wheelabrator
                                                     Associate Justice of the                         Technologies, Inc., Fisher
                                                     California Court of Appeals;                     Scientific, Inc., Henley
Age: 69                                              and of Counsel, Latham &                         Manufacturing, Inc., and
                                                     Watkins, San Diego,                              California CoastalProperties,
                                                     California (1987-1997).                          Inc.

John W. McIntyre          Director                   Retired. Trustee of Gables       47
7 Piedmont Center                                    Residential Trust.  Trustee
Suite 100                                            and Chairman of the J.M. Tull
Atlanta, Georgia                                     Charitable Foundation;
                                                     Director of Kaiser Foundation
Age: 72                                              Health Plans of Georgia, Inc.
                                                     Formerly, Vice Chairman of
                                                     the Board of Directors of The
                                                     Citizens and Southern
                                                     Corporation and Chairman of
                                                     the Board and Chief Executive
                                                     Officer of The Citizens and
                                                     Southern Georgia Corporation
                                                     and The Citizens and Southern
                                                     National Bank. Formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund and
                                                     Trustee of Employee's
                                                     Retirement System of Georgia,
                                                     Emory University.

Larry Soll, Ph. D.        Director                   Retired. Formerly, Chairman       47             Director of Synergen since
2358 Sunshine Canyon Dr.  (since 1997)               of the Board (1987-1994),                        incorporation in 1982;
Boulder, Colorado                                    Chief Executive Officer                          Director of Isis
                                                     (1982-1989 and 1993-1994) and                    Pharmaceuticals, Inc.
Age: 60                                              President (1982-1989) of
                                                     Synergen Inc.; and formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson        Chairman of the Board      President and Chief Executive    47
4350 South Monaco Street  (since 1999). Formerly,    Officer AIM Investment
Denver, Colorado          President (1998-2002);     Management and Chief
                          and Chief Executive        Executive Officer of the AIM
Age: 51                   Officer (1998-2002).       Division of AMVESCAP PLC
                                                     (2003-present). Formerly,
                                                     Chief Executive Officer,
                                                     Managed Products Division,
                                                     AMVESCAP PLC (2001-present).
                                                     Formerly, Chairman of the
                                                     Board (1998-2002), President
                                                     (1998-2002), and Chief
                                                     Executive Officer (1998-2002)
                                                     of INVESCO Funds Group, Inc.
                                                     and of INVESCO Distributors,
                                                     Inc. Formerly, Chief
                                                     Operating Officer and
                                                     Chairman of the Board of
                                                     INVESCO Global Health
                                                     Sciences Fund; formerly,
                                                     Chairman and Chief Executive
                                                     Officer of NationsBanc
                                                     Advisors, Inc.; and formerly,
                                                     Chairman of NationsBanc
                                                     Investments, Inc.

Raymond R. Cunningham     President (2003-present),  President (2003-present) and     47              Director of INVESCO Funds
4350 South Monaco Street  Chief Executive Officer    Chief Executive Officer                          Group, Inc. and Chairman of
Denver, Colorado          (2003-present) and         (2003-present) of INVESCO                        the Board of INVESCO
                          Director (2001-present).   Funds Group, Inc.;                               Distributors, Inc.
Age: 51                   Formerly, Vice President   Chairman of the Board (2003-
                          (2001-2002).               present), President
                                                     (2003-present), and Chief
                                                     Executive Officer
                                                     (2003-present) of INVESCO
                                                     Distributors, Inc. Formerly,
                                                     Chief Operating Officer
                                                     (2002-2003) and Senior Vice
                                                     President (1999-2002) of
                                                     INVESCO Funds Group, Inc. and
                                                     INVESCO Distributors, Inc.;
                                                     and Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1992-1998).

Richard W. Healey         Director                   Senior Vice President of         39              Director of INVESCO Funds
4350 South Monaco Street  (since 2000)               INVESCO Funds Group, Inc.;                       Group, Inc. and INVESCO
Denver, Colorado                                     Senior Vice President of                         Distributors, Inc.
                                                     INVESCO Distributors, Inc.
Age: 48                                              Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1996-1998) and
                                                     The Boston Company
                                                     (1993-1996).

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Glen A. Payne             Secretary                  Senior Vice President,
4350 South Monaco Street                             General Counsel and Secretary
Denver, Colorado                                     of INVESCO Funds Group, Inc.;
                                                     Senior Vice President,
Age: 55                                              Secretary and General Counsel
                                                     of INVESCO Distributors, Inc.
                                                     Formerly, Secretary of
                                                     INVESCO Global Health
                                                     Sciences Fund; General
                                                     Counsel of INVESCO Trust
                                                     Company (1989-1998); and
                                                     employee of a U.S. regulatory
                                                     agency, Washington, D.C.
                                                     (1973-1989).

Ronald L. Grooms          Chief Accounting           Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street  Officer, Chief             Treasurer of INVESCO Funds                       Group, Inc. and INVESCO
Denver, Colorado          Financial Officer          Group, Inc.; and Senior Vice                     Distributors, Inc.
                          and Treasurer              President and Treasurer of
Age: 56                                              INVESCO Distributors, Inc.
                                                     Formerly, Treasurer and
                                                     Principal Financial and
                                                     Accounting Officer of INVESCO
                                                     Global Health Sciences Fund;
                                                     and Senior Vice President and
                                                     Treasurer of INVESCO Trust
                                                     Company (1988-1998).

William J. Galvin, Jr.    Assistant Secretary        Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street                             Assistant Secretary of                           Group, Inc. and INVESCO
Denver, Colorado                                     INVESCO Funds Group, Inc.;                       Distributors, Inc.
                                                     and Senior Vice President and
Age: 46                                              Assistant Secretary of
                                                     INVESCO Distributors, Inc.
                                                     Formerly, Trust Officer of
                                                     INVESCO Trust Company
                                                     (1995-1998).

Pamela J. Piro            Assistant Treasurer        Vice President and Assistant
4350 South Monaco Street                             Treasurer of INVESCO Funds
Denver, Colorado                                     Group, Inc.; and Assistant
                                                     Treasurer of INVESCO
Age: 42                                              Distributors, Inc. Formerly,
                                                     Assistant Vice President
                                                     (1996-1997).

Tane T. Tyler             Assistant Secretary        Vice President and Assistant
4350 South Monaco Street  (since 2002)               General Counsel of INVESCO
Denver, Colorado                                     Funds Group, Inc.

Age: 37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

[INVESCO ICON] INVESCO(R)



1-800-525-8085

Personal Account Line: 1-800-424-8085

Advisor Services: 1-800-6-INVESCO

invescofunds.com

INVESCO Distributors, Inc., (SM) Distributor

Post Office Box 173706

Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.


AMCG  900468   5/03

ITEM 2.  CODE OF ETHICS

Not applicable to this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this filing.

ITEM 5.  [RESERVED]

ITEM 6.  [RESERVED]

ITEM 7.  NOT APPLICABLE

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer & Chief Financial and Accounting Officer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to the significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

          Not  applicable to this filing.

     (b) A separate certification for each principal executive officer and principal financial officers of the Registrant as required by Rule 30a-2 under the Act.

         "Attached hereto"

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto authorized.

INVESCO STOCK FUNDS, INC.


By:         /s/ Raymond R. Cunningham
            ------------------------------------------------------------
            Raymond R. Cunningham, President and Chief Executive Officer

Date:       June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto authorized.

INVESCO STOCK FUNDS, INC.


By:         /s/ Ronald L. Grooms
            --------------------------------------------------------------------
            Ronald L. Grooms, Treasurer & Chief Financial and Accounting Officer

Date:       June 30, 2003